Supplemental information on oil and gas activities (Schedule of Costs Incurred in Exploration, Property Acquisitions and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	$ 202,913	$ 0	$ 54,541
Acquisition of properties, Unproved	73,310	0	0
Total property acquisition	276,223	0	54,541
Exploration	29,951	39,826	54,332
Development	51,930	111,089	76,208
Total costs incurred	81,881	150,915	130,540
Colombia [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	202,913	0	0
Acquisition of properties, Unproved	73,310	0	0
Total property acquisition	276,223	0	0
Exploration	19,142	22,008	34,242
Development	51,793	68,818	65,174
Total costs incurred	70,935	90,826	99,416
Chile [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	9,447	8,483	6,221
Development	3,580	2,611	3,033
Total costs incurred	13,027	11,094	9,254
Brazil [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	668	5,219	3,217
Development	412	143	(2,220)
Total costs incurred	1,080	5,362	997
Argentina [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	54,541
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	54,541
Exploration	694	4,116	9,383
Development	(3,855)	25,109	1,836
Total costs incurred	(3,161)	29,225	11,219
Peru [Member]
Costs incurred, acquisition of properties [Line Items]
Acquisition of properties, Proved	0	0	0
Acquisition of properties, Unproved	0	0	0
Total property acquisition	0	0	0
Exploration	0	0	1,269
Development	0	14,408	8,385
Total costs incurred	$ 0	$ 14,408	$ 9,654